Expense Example, No Redemption {- Templeton International Climate Change Fund} - Templeton International Climate Change Fund-06 - Templeton International Climate Change Fund - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 201
3 Years	1,706
5 Years	3,137
10 Years	$ 6,417